Share Capital - Additional Information (Details) $ / shares in Units, $ in Thousands, $ in Millions			3 Months Ended			6 Months Ended		12 Months Ended
	Jul. 29, 2024 USD ($)	Feb. 23, 2024 USD ($)	Oct. 31, 2024 CAD ($) shares	Jul. 31, 2024 CAD ($) shares	Oct. 31, 2023 CAD ($)	Oct. 31, 2024 CAD ($) shares	Oct. 31, 2023 CAD ($)	Apr. 30, 2024 CAD ($) shares	Apr. 30, 2024 $ / shares shares
Disclosure Of Classes Of Share Capital [Line Items]
Share-based expense | $			$ 170		$ 297	$ 322	$ 1,120
Number of underwritten public offering shares | shares								1,265,000
Number of shares exercise by underwriter of over allotment option | shares								165,000
Public offering price for each common share | $ / shares									$ 1
Number of common shares sold | shares			1,588,539	357,760		1,588,539			629,240
Proceeds from sale of common shares | $			$ 1,400	$ 500				$ 1,800
At The Market Equity Offering Facility | Top of Range
Disclosure Of Classes Of Share Capital [Line Items]
Common stock aggregate gross sales price | $	$ 8.8	$ 60.0